UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Murray Johnstone International Limited
Address: 11 West Nile Street

         Glasgow, Scotland  G1 2PX

13F File Number:  28-03971

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Graeme Charles Mitchell
Title:     Group Compliance Officer
Phone:     011-44-141-226-3131

Signature, Place, and Date of Signing:

     Graeme Charles Mitchell     Glasgow, Scotland     August 11, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         15

Form13F Information Table Entry Total:     105

Form13F Information Table Value Total:     344686


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    0                             Atlas Securities Inc.
2    0                             Robert W Baird
3    0                             Nesbitt Burns Corp.
4    0                             Bear Stearns Asset Management Inc.
5    0                             Captrust Financial Advisors
6    0                             Lockwood Financial Services Inc.
7    0                             Painewebber Inc.
8    0                             Dean Witter Reynolds Inc.
9    0                             Prudential Securities Inc.
10   0                             Salomon Smith Barney Inc.
11   0                             Midatlantic
12   0                             Merrill Lynch
13   0                             Wheatfirst
14   0                             Scotia McLeod
15   0                             Schwab Inc.

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks Plc      ADR                 019228402     5021   282247 SH       SOLE    3-10:12-15     282247        0        0
Amerada Hess Corp.          Com                 023551104      617    10000 SH       SOLE                    10000        0        0
American International GroupCom                 026874107     1939    16500 SH       SOLE                    16500        0        0
Amgen Inc.                  Com                 031162100     1862    26500 SH       SOLE                    26500        0        0
Applied Materials Inc.      Com                 038222105      548     6040 SH       SOLE                     6040        0        0
Axa                         ADR                 054536107     8394   105948 SH       SOLE    3-15           105948        0        0
Banco Bilbao Vizcaya ArgentaADR                 05946K101     1511   103967 SH       SOLE    4:78:1011:1315 103967        0        0
Banco Frances SA            ADR                 059591107     6133   283584 SH       SOLE    3-10:13        283584        0        0
Bank of America Corp.       Com                 060505104      258     6000 SH       SOLE                     6000        0        0
Barclays PLC                ADR                 06738E204     7091    71078 SH       SOLE    3-15            71078        0        0
Bristol-Myers Squibb Co.    Com                 110122108     1979    34000 SH       SOLE                    34000        0        0
BSCH                        ADR                 05964H105     3187   307434 SH       SOLE    3-13           307434        0        0
Chase Manhattan Corp.       Com                 16161A108      484    10500 SH       SOLE                    10500        0        0
CIA Paranaense DE Energia   ADR                 20441B407      577    62000 SH       SOLE                    62000        0        0
Cisco Systems Inc.          Com                 17275R102     2770    43600 SH       SOLE                    43600        0        0
Citigroup Inc.              Com                 172967101     1084    18000 SH       SOLE                    18000        0        0
Coastal Corp.               Com                 190441105     1217    20000 SH       SOLE                    20000        0        0
Coca-Cola Co.               Com                 191216100     1234    21500 SH       SOLE                    21500        0        0
Comverse Technology Inc.    Com                 205862402     2090    22462 SH       SOLE    3:8-9           22462        0        0
Costco Wholesale Corp.      Com                 22160K105     1022    30953 SH       SOLE    3:8-9           30953        0        0
CTC                         ADR                 204449300     2703   148993 SH       SOLE    3-10:13        148993        0        0
Diageo Plc                  ADR                 25243Q205     3432    96500 SH       SOLE    3-5:7-11:13-15  96500        0        0
EL Paso Energy Corporation  Com                 283905107     1249    24500 SH       SOLE                    24500        0        0
Eli Lilly & Co.             Com                 532457108      226     2260 SH       SOLE    3:8-9            2260        0        0
Elsevier                    ADR                 290259100    10157   343794 SH       SOLE    3-12:14-15     343794        0        0
EMC Corp-Mass               Com                 268648102     2708    35202 SH       SOLE    3:8-9           35202        0        0
ENI SpA                     ADR                 26874R108     9432   162180 SH       SOLE    3-15           162180        0        0
Epcos AG                    ADR                 29410P107     7006    71129 SH       SOLE    3-15            71129        0        0
Equant NV                   NY Reg Shrs         294409107     8698   202512 SH       SOLE    3-15           202512        0        0
Ericsson                    ADR                 294821400    10031   501282 SH       SOLE    3-15           501282        0        0
Exodus Communications Inc.  Com                 302088109      507    11000 SH       SOLE                    11000        0        0
Exxon Mobil Corp.           Com                 30231G102     2765    35446 SH       SOLE                    35446        0        0
Flextronics International LtCom                 Y2573F102     1520    22122 SH       SOLE    8-9             22122        0        0
Fomento Economico Mexicano SADR                 344419106     5159   119627 SH       SOLE    3-10:13        119627        0        0
France Growth Fund          Closed End          35177K108      335    22100 SH       SOLE                    22100        0        0
Fuji Photo Film Company Ltd.ADR                 359586302     5919   139544 SH       SOLE    3-4:7-11:13-15 139544        0        0
Gap Inc.                    Com                 364760108      593    19000 SH       SOLE                    19000        0        0
Genentech Inc               Com                 368710406     1032     6000 SH       SOLE                     6000        0        0
General Electric Company    Com                 369604103     4229    79800 SH       SOLE                    79800        0        0
Grupo Industrial Durango SA ADR                 40048E109      720    75500 SH       SOLE                    75500        0        0
GTE Corporation             Com                 362320103      623    10000 SH       SOLE                    10000        0        0
Guidant Corp.               Com                 401698105      841    17000 SH       SOLE                    17000        0        0
Home Depot Inc.             Com                 437076102      499    10000 SH       SOLE                    10000        0        0
HSBC Holdings Plc           ADR                 404280406      280     4828 SH       SOLE    34:78:1011:1315  4828        0        0
IBM                         Com                 459200101     1778    16231 SH       SOLE    3:8-9           16231        0        0
Intel Corp.                 Com                 458140100     2740    20500 SH       SOLE                    20500        0        0
Italy Fund                  Closed End          465395101      401    22000 SH       SOLE                    22000        0        0
JDS Uniphase Corp.          Com                 46612J101     1350    11264 SH       SOLE    3:8-9           11264        0        0
Koninklijke Philips ElectronNY Reg Shrs         500472204      466     9822 SH       SOLE    14               9822        0        0
Lucent Technologies Inc.    Com                 549463107     1363    23000 SH       SOLE                    23000        0        0
Matav Rt.                   ADR                 559776109     3044    88232 SH       SOLE    3-10:13         88232        0        0
Matsushita Electric IndustriADR                 576879209     7646    29740 SH       SOLE    3-15            29740        0        0
Mellon Financial Corp.      Com                 58551A108     1039    28500 SH       SOLE                    28500        0        0
Micron Technology Inc.      Com                 595112103     1400    15900 SH       SOLE                    15900        0        0
Microsoft Corp.             Com                 594918104     3212    40167 SH       SOLE    3:8-9           40167        0        0
MSCI World Equity Benchmark Misc.               464286848     3590   236850 SH       SOLE                   236850        0        0
MSCI World Equity Benchmark Misc.               464286103      203    18780 SH       SOLE    11              18780        0        0
MSCI World Equity Benchmark Misc.               464286202     4489   561677 SH       SOLE    1:9-9:11-12    561677        0        0
MSCI World Equity Benchmark Misc.               464286673     3617   486329 SH       SOLE    1              486329        0        0
MSCI World Equity Benchmark Misc.               464286855     5464   211063 SH       SOLE    1:9-9:11-12    211063        0        0
MSCI World Equity Benchmark Misc.               464286806      329    13610 SH       SOLE    1:9-9:12        13610        0        0
MSCI World Equity Benchmark Misc.               464286764     4629   177665 SH       SOLE    1:9-9:11-12    177665        0        0
MSCI World Equity Benchmark Misc.               464286749     4306   269651 SH       SOLE    1:9-9:11       269651        0        0
MSCI World Equity Benchmark Misc.               464286707      673    23359 SH       SOLE    1:9-9:11-12     23359        0        0
MSCI World Equity Benchmark Misc.               464286301     5078   373079 SH       SOLE    1:9-9:11-12    373079        0        0
National Australia Bank     ADR                 632525408     5837    70537 SH       SOLE    3-11:13         70537        0        0
News Corporation Limited    ADR                 652487703      392     7196 SH       SOLE    4:7-8:11-14      7196        0        0
Nokia OYJ                   ADR                 654902204     5345   106221 SH       SOLE    3-15           106221        0        0
Novartis                    ADR                 66987V109     8353   208827 SH       SOLE    3-11:13-14     208827        0        0
Oracle Corporation          Com                 68389X105     1736    20656 SH       SOLE    3:8-9           20656        0        0
PE Corp.-PE Biosystems GroupCom                 69332S102      560     8500 SH       SOLE                     8500        0        0
Pfizer Inc.                 Com                 717081103     1631    34000 SH       SOLE                    34000        0        0
Pohang Iron & Steel Co.     ADR                 730450103      365    15240 SH       SOLE                    15240        0        0
RIO Tinto Plc               ADR                 767204100      892    13675 SH       SOLE    4-6:8-9:11:1315 13675        0        0
RIO Tinto Plc               ADR                 74974K706     3504    53700 SH       SOLE                    53700        0        0
SBC Communications Inc.     Com                 78387G103      735    17000 SH       SOLE                    17000        0        0
Scottish Power Plc          ADR                 81013T705     6111   182661 SH       SOLE    3-11:13-15     182661        0        0
Shell Transport & Trading CoADR                 822703609     6882   137778 SH       SOLE    3-15           137778        0        0
SKF AB                      ADR                 784375404     5376   323898 SH       SOLE    3-15           323898        0        0
Soc Quimica Y Minera de ChilADR                 833635105     2579    92771 SH       SOLE    3-10:13         92771        0        0
Sonera Oyj                  ADR                 835433202     6124   133164 SH       SOLE    3-15           133164        0        0
Sony Corporation            ADR                 835699307      755     8000 SH       SOLE                     8000        0        0
Sprint Corp. (PCS Group)    Com                 852061506     1538    25900 SH       SOLE                    25900        0        0
Sun Life Financial Services Com                 866796105      844    50000 SH       SOLE                    50000        0        0
Sun Microsystems Inc.       Com                 866810104     1603    17623 SH       SOLE    3:8-8           17623        0        0
Swisscom AG                 ADR                 871013108     5739   163306 SH       SOLE    3-15           163306        0        0
TDK Corp.                   ADR                 872351408     9076    63539 SH       SOLE    3-4:6-15        63539        0        0
Tele Norte Leste ParticipacoADR                 879246106    11571   490431 SH       SOLE                   490431        0        0
Telecom Corporation of New ZADR                 879278208     4851   172374 SH       SOLE    3-15           172374        0        0
Telecom Italia SpA          ADR                 87927W106    10054    73153 SH       SOLE    3-15            73153        0        0
Telefonica SA               ADR                 879382208     5882    91788 SH       SOLE    3-5:8-10:14     91788        0        0
Telefonos de Mexico SA      ADR                 879403780     8636   151000 SH       SOLE                   151000        0        0
Texaco Inc.                 Com                 881694103      533    10000 SH       SOLE                    10000        0        0
Texas Instruments Inc.      Com                 882508104      810    11800 SH       SOLE                    11800        0        0
Time Warner Inc.            Com                 887315109     1033    13600 SH       SOLE                    13600        0        0
Total Fina Elf SA           ADR                 89151E109     8721   113539 SH       SOLE    3-15           113539        0        0
TSMC                        ADR                 874039100     3392    87614 SH       SOLE                    87614        0        0
Tubos de Acero de Mexico SA ADR                 898592506      518    37500 SH       SOLE                    37500        0        0
Tyco International Ltd.     Com                 902124106     1420    29978 SH       SOLE    3:8-9           29978        0        0
Unibanco                    GDR                 90458E107    10784   375736 SH       SOLE    3-10:13        375736        0        0
Unilever N.V.               NY Reg Shrs         904784709     4011    93303 SH       SOLE    3-15            93303        0        0
Vodafone AirTouch Plc       ADR                 92857T107     6305   151434 SH       SOLE    3-15           151434        0        0
VoiceStream Wireless CorporaCom                 928615103      608     5225 SH       SOLE                     5225        0        0
Wal-Mart Stores Inc.        Com                 931142103     2162    37500 SH       SOLE                    37500        0        0
Wells Fargo & Company       Com                 949746101      919    23700 SH       SOLE                    23700        0        0